Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	96 Months Ended					1 Months Ended
	Dec. 31, 2012 Operating_Segment	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 King [Member]		Jan. 31, 2011 Biopharmaceutical operating segments [Member] King [Member] Operating_Segment	Dec. 31, 2012 Animal Health operating segment [Member]		Dec. 31, 2011 Animal Health operating segment [Member]		Dec. 31, 2010 Animal Health operating segment [Member]		Jan. 31, 2011 Animal Health operating segment [Member] King [Member]
Business Acquisition [Line Items]
Goodwill	$ 44,672	$ 44,569	$ 43,432	$ 765	[1]	$ 720	$ 3,032	[2]	$ 2,497	[2]	$ 2,449	[2]	$ 45
Number of operating segments (in operating segments)	5					3

[1]	Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health operating segment. (Since the acquisition of King, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)
[2]	Reflects amounts associated with Animal Health and Consumer Healthcare.